Schedule of Revised Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net loss	$ (1,902)	$ (2,058)	$ (3,589)	$ (2,109)	$ (5,698)	$ (7,755)	$ (10,129)	$ (33,780)
Weighted average shares outstanding, basic	34,103,724	29,265,023	25,180,764	24,922,490	24,957,754	26,340,952	28,076,512	7,271,014
Weighted average shares outstanding, diluted	34,103,724	29,265,023	25,180,764	24,922,490	24,957,754	26,340,952	28,076,512	7,271,014
Net loss per share, basic	$ (0.06)	$ (0.07)	$ (0.14)	$ (0.08)	$ (0.23)	$ (0.29)	$ (0.36)	$ (4.65)
Net loss per share, diluted	$ (0.06)	$ (0.07)	$ (0.14)	$ (0.08)	$ (0.23)	$ (0.29)	$ (0.36)	(4.65)
Previously Reported [Member]
Net loss		$ (2,058)	$ (3,589)	$ (2,109)	$ (5,698)	$ (7,755)
Weighted average shares outstanding, basic		27,878,399	23,940,120	23,681,846	23,717,110	25,051,293
Weighted average shares outstanding, diluted		27,878,399	23,940,120	23,681,846	23,717,110	25,051,293
Net loss per share, basic		$ (0.07)	$ (0.15)	$ (0.09)	$ (0.24)	$ (0.31)		(4.77)
Net loss per share, diluted		$ (0.07)	$ (0.15)	$ (0.09)	$ (0.24)	$ (0.31)		$ (4.77)